CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2020
CONTRACTUAL COMMITMENTS
CONTRACTUAL COMMITMENTS

33)  CONTRACTUAL COMMITMENTS

The Company and its subsidiaries have unrecognized contractual commitments arising from the purchase of goods and services, which mature on several dates, with monthly payments.

On December 31, 2020, the total nominal values equivalent to the full contract period were:

Year
2021	1,429,424
2022	1,319,222
2023	1,296,793
2024	540,585
2025	388,329
2026 onwards	873,058
Total	5,847,411